Motley Fool Capital Efficiency 100 Index ETF
Schedule of Investments
May 31, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Number of Shares	Value
Air Freight & Logistics - 1.1%
GXO Logistics, Inc.(a)	388	$19,489
United Parcel Service, Inc. - Class B	3,150	437,630
		457,119

Beverages - 0.5%
Boston Beer Co., Inc. - Class A(a)	24	7,528
Monster Beverage Corp.(a)	3,791	196,829
		204,357

Biotechnology - 1.9%
Gilead Sciences, Inc.	5,499	353,421
Neurocrine Biosciences, Inc.(a)	499	67,569
Vertex Pharmaceuticals, Inc.(a)	849	386,584
		807,574

Broadline Retail - 5.3%
Amazon.com, Inc.(a)	12,019	2,120,633
eBay, Inc.	1,974	107,030
Etsy, Inc.(a)	388	24,626
		2,252,289

Capital Markets - 0.4%
Cboe Global Markets, Inc.	377	65,217
Nasdaq, Inc.	1,865	110,091
PJT Partners, Inc. - Class A	81	8,640
		183,948

Chemicals - 1.7%
Balchem Corp.	90	13,824
Ecolab, Inc.	1,096	254,491
RPM International, Inc.	598	67,036
Sherwin-Williams Co.	1,248	379,142
		714,493

Commercial Services & Supplies - 2.1%
Cintas Corp.	497	336,951
Copart, Inc.(a)	3,022	160,347
Rollins, Inc.	2,024	92,477
Waste Management, Inc.	1,482	312,302
		902,077

Communications Equipment - 0.8%
Arista Networks, Inc.(a)	1,114	331,582

Consumer Staples Distribution & Retail - 9.5%
Casey's General Stores, Inc.	191	63,370
Costco Wholesale Corp.	2,079	1,683,761
Walmart, Inc.	34,457	2,265,893
		4,013,024

Distributors - 0.1%
LKQ Corp.	1,043	44,880

Entertainment - 2.8%
Electronic Arts, Inc.	1,046	138,992
Netflix, Inc.(a)	1,653	1,060,598
		1,199,590

Financial Services - 9.3%
Jack Henry & Associates, Inc.	301	49,569
Mastercard, Inc. - Class A	4,198	1,876,800
Visa, Inc. - Class A	7,348	2,002,036
		3,928,405

Food Products - 0.0%(b)
Darling Ingredients, Inc.(a)	459	18,544

Ground Transportation - 1.6%
Old Dominion Freight Line, Inc.	877	153,694
RXO, Inc.(a)	374	7,633
Union Pacific Corp.	2,184	508,479
		669,806

Health Care Equipment & Supplies - 2.8%
Becton Dickinson & Co.	1,003	232,666
IDEXX Laboratories, Inc.(a)	449	223,131
Insulet Corp.(a)	297	52,625
Intuitive Surgical, Inc.(a)	1,333	536,026
ResMed, Inc.	589	121,528
Solventum Corp.(a)	444	26,347
STAAR Surgical Co.(a)	175	7,268
		1,199,591

Health Care Providers & Services - 6.1%
HCA Healthcare, Inc.	1,238	420,610
McKesson Corp.	474	269,986
UnitedHealth Group, Inc.	3,794	1,879,434
		2,570,030

Health Care Technology - 0.2%
Veeva Systems, Inc. - Class A(a)	570	99,322

Household Durables - 0.1%
Dream Finders Homes, Inc. - Class A(a)	259	7,358
Meritage Homes Corp.	105	18,517
		25,875

Industrial Conglomerates - 0.4%
3M Co.	1,777	177,949

Interactive Media & Services - 10.7%
Alphabet, Inc. - Class C(a)	14,107	2,454,054
Meta Platforms, Inc. - Class A	4,221	1,970,489
Pinterest, Inc. - Class A(a)	2,529	104,928
		4,529,471

IT Services - 1.1%
Cognizant Technology Solutions Corp. - Class A	2,035	134,615
EPAM Systems, Inc.(a)	217	38,611
Gartner, Inc.(a)	360	151,081
GoDaddy, Inc. - Class A(a)	632	88,246
MongoDB, Inc.(a)	282	66,569
		479,122

Machinery - 0.1%
Tennant Co.	45	4,620
Toro Co.	377	30,231
		34,851

Media - 0.5%
New York Times Co. - Class A	591	30,259
Trade Desk, Inc. - Class A(a)	1,732	160,695
		190,954

Personal Care Products - 0.1%
elf Beauty, Inc.(a)	222	41,494

Pharmaceuticals - 3.4%
Johnson & Johnson	9,964	1,461,420

Professional Services - 0.0%(b)
TaskUS, Inc. - Class A(a)	321	4,594
Upwork, Inc.(a)	406	4,291
		8,885

Semiconductors & Semiconductor Equipment - 12.7%
Broadcom, Inc.	1,682	2,234,621
Cirrus Logic, Inc.(a)	177	20,302
Enphase Energy, Inc.(a)	398	50,904
Impinj, Inc.(a)	90	14,731
Lam Research Corp.	464	432,652
NVIDIA Corp.	2,372	2,600,495
Universal Display Corp.	193	33,910
		5,387,615

Software - 13.2%
Adobe Systems, Inc.(a)	2,297	1,021,614
Appfolio, Inc. - Class A(a)	145	33,106
Autodesk, Inc.(a)	1,029	207,446
DocuSign, Inc.(a)	750	41,055
Fair Isaac Corp.(a)	134	172,851
Fortinet, Inc.(a)	3,489	206,967
HubSpot, Inc.(a)	190	116,100
Manhattan Associates, Inc.(a)	224	49,177
Microsoft Corp.	5,026	2,086,443
Nutanix, Inc. - Class A(a)	1,277	70,637
Palo Alto Networks, Inc.(a)	1,299	383,088
Pegasystems, Inc.	330	18,962
ServiceNow, Inc.(a)	849	557,734
Synopsys, Inc.(a)	722	404,898
Workday, Inc. - Class A(a)	1,105	233,652
Zuora, Inc. - Class A(a)	459	4,659
		5,608,389

Specialty Retail - 4.1%
Camping World Holdings, Inc. - Class A	151	3,035
Chewy, Inc. - Class A(a)	1,285	27,255
Home Depot, Inc.	4,628	1,549,778
Stitch Fix, Inc. - Class A(a)	432	1,067
Ulta Beauty, Inc.(a)	194	76,648
Wayfair, Inc. - Class A(a)	398	23,677
Williams-Sonoma, Inc.	219	64,215
Winmark Corp.	30	10,677
		1,756,352

Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	12,055	2,317,574
Pure Storage, Inc. - Class A(a)	1,422	85,732
		2,403,306

Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. - Class B	5,216	495,781
Under Armour, Inc. - Class A(a)	1,700	12,223
		508,004

Trading Companies & Distributors - 0.2%
Watsco, Inc.	165	78,359
TOTAL COMMON STOCKS (Cost $35,296,587)		42,288,677

TOTAL INVESTMENTS - 99.7% (Cost $35,296,587)		$42,288,677
Other Assets in Excess of Liabilities - 0.3%(c)		129,020
TOTAL NET ASSETS - 100.0%
		$42,417,697

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessaly an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	42,288,677	–	–	42,288,677
Total Investments	42,288,677	–	–	42,288,677

Refer to the Schedule of Investments for additional information.

Refer to Schedule of Investments for industry classifications.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.